Financial instruments (Schedule of foreign currency risk) (Details) - Currency risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD / CAD exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 3.7	$ 1.5
Effect of variance decrease on after-tax profit	$ (4.5)	$ (1.8)
USD / PEN exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 4.4	$ 3.5
Effect of variance decrease on after-tax profit	$ (5.3)	$ (4.3)